Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value by Maturity of Financial Assets Designated as Fair Value Through Profit or Loss (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	R$ 3,740	R$ 1,035
Total	465,581	322,929
Cost [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,806	592
Non-current	1,893	424
Total	3,699	1,016
Cost [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,806	592
Cost [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	1,893	424
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,826	609
Non-current	1,914	426
Total	3,740	1,035
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Current	1,826	609
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets designated at fair value through profit or loss [Line Items]
Non-current	R$ 1,914	R$ 426